FINANCIAL INCOME AND EXPENSE - Schedule of interest expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
FINANCIAL INCOME AND EXPENSE
Interest expense related financial liabilities			$ 1,884,753	$ 612,861		$ 180,259
Bank commission expenses			47,136	13,537		18,204
Foreign exchange losses, net				4,086,004		414,099
Total	$ 616,003	$ 861,097	$ 1,931,889	$ 4,712,402	[1]	$ 612,562	[1]

[1]	See restatement of financial statements in note 2.4 for further details.